FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00248
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PETROLEUM & RESOURCES CORPORATION
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Petroleum & Resources Corporation
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2009

(unaudited)

	Shares/ Prin. Amt.	Value (A)
Stocks — 92.0%

Energy — 88.9%
Integrated — 35.0%
Chevron Corp.	915,000	$61,524,600
ConocoPhillips	411,891	16,129,651
Exxon Mobil Corp. (B)	895,000	60,949,500
Hess Corp.	195,000	10,569,000
Royal Dutch Shell plc ADR	265,000	11,739,500
Total S.A. ADR	200,000	9,812,000

		170,724,251

Exploration & Production — 18.8%
Apache Corp.	200,000	12,818,000
Devon Energy Corp.	250,000	11,172,500
EOG Resources, Inc. (C)	200,000	10,952,000
Forest Oil Corp (D)	69,477	913,623
Noble Energy, Inc.	340,000	18,319,200
Occidental Petroleum Corp.	400,000	22,260,000
XTO Energy Inc.	487,500	14,927,250

		91,362,573

Services — 17.1%
Baker Hughes, Inc. (C)	205,000	5,852,750
Complete Production Services, Inc. (D)	400,500	1,233,540
Halliburton Co.	700,000	10,829,000
Hercules Offshore, Inc. (D)	500,000	790,000
Nabors Industries Ltd. (D)	520,000	5,194,800
National Oilwell Varco, Inc. (D)	138,538	3,977,426
Noble Corp.	775,000	18,669,750
Schlumberger Ltd.	187,500	7,616,250
Transocean Ltd. (D)	307,953	18,119,954
Weatherford International, Ltd. (D)	987,120	10,927,418

		83,210,888

Utilities — 18.0%
AGL Resources Inc.	299,800	7,953,694
Atmos Energy Corp. (C)	185,200	4,281,824
Energen Corp.	300,000	8,739,000
EQT Corp. (C)	398,800	12,494,404
MDU Resources Group, Inc.	375,000	6,052,500
National Fuel Gas Co.	200,000	6,134,000
New Jersey Resources Corp.	300,000	10,194,000
Northeast Utilities	200,000	4,318,000
Northwest Natural Gas Co.	40,000	1,736,800
Questar Corp.	240,000	7,063,200
Southwest Gas Corp.	335,900	7,077,413
Spectra Energy Corp. (C)	108,812	1,538,602
WGL Holdings, Inc.	150,300	4,929,840
Williams Companies, Inc.	450,000	5,121,000

		87,634,277

Basic Industries — 3.1%
Basic Materials & Other — 3.1%
CONSOL Energy Inc.	125,000	3,155,000
du Pont (E.I.) de Nemours and Co. (C)	242,500	5,415,025
International Coal Group, Inc. (D)	3,000,000	4,830,000
Massey Energy Co.	180,000	1,821,600

		15,221,625

Total Stocks (Cost $346,387,164)		448,153,614

Short-Term Investments — 8.6%

Commercial Paper — 0.3%
Hewlett Packard, 0.45%, due 4/7/2009	$590,000	589,956
Toyota Motor Credit Corp., 0.39%, due 4/14/2009	$775,000	774,891

		1,364,847

Money Market Funds — 8.3%
Fidelity Institutional Money Market - Government Portfolio, 0.51% (E)	20,035,103	20,035,103
Fidelity Institutional Money Market - Treasury Only Portfolio, 0.26% (E)	5,814	5,814
Fidelity Institutional Money Market - Treasury Portfolio, 0.32% (E)	137,540	137,540
Vanguard Federal Money Market, 0.58% (E)	20,047,536	20,047,536
Vanguard Admiral Treasury Money Market, 0.43% (E)	300,220	300,220

		40,526,213

Total Short-Term Investments (Cost $41,891,060)		41,891,060

Total Securities Lending Collateral — 4.8% (Cost $23,277,208)

Money Market Funds — 4.8%
Invesco Aim Short-Term Investment Trust-Liquid Assets Portfolio (Institutional Class), 0.79% (E)	23,277,208	23,277,208

Total Investments — 105.4% (Cost $411,555,432)		513,321,882
Cash, receivables, prepaid expenses and other assets, less liabilities — (5.4)%		(26,506,301)

Net Assets — 100%		$486,815,581

Notes:

(A)	See note 1 to schedule of investments. Securities are listed on the New York Stock Exchange or the NASDAQ.
(B)	All or a portion of this security is pledged to cover open written put option contracts with an aggregate market value to deliver upon exercise of $3,100,000.
(C)	A portion of shares held are on loan. See note 4 to schedule of investments.
(D)	Presently non-dividend paying.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

See accompanying notes.

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

March 31, 2009

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COLLATERALIZED PUTS
250	Exxon Mobil Corp.	$60	Apr 09	$13,000
200	Occidental Petroleum Corp.	50	Apr 09	19,000
150	Transocean Ltd.	40	Apr 09	1,500

600				$33,500

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non- diversified investment company. The Corporation is an internally-managed fund emphasizing petroleum and other natural resource investments. The investment objectives of the Corporation are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Security Transactions and Investment Income - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost.

Security Valuation - Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that the Corporation would receive upon selling an investment in an orderly transaction to an independent buyer. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements, summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments
  Level 3 -- fair value is determined using the Corporation's own assumptions, developed based on the best information available in the circumstances

The Corporation's investments at March 31, 2009 were classified as follows:

	Investment in securities		Written options
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Level 1	$511,957,035		$33,500
Level 2	1,364,847	*	--
Level 3	--		--
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Total	$513,321,882		$33,500

* Consists of short-term investments other than money market funds.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2009 was $411,525,609 and net unrealized appreciation aggregated $101,796,273, of which the related gross unrealized appreciation and depreciation were $198,583,219 and $96,786,946, respectively.

3. INVESTMENT TRANSACTIONS

The Corporation's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Corporation is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Corporation may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Corporation has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Corporation to segregate certain securities or cash at its custodian when the option is written.

When the Corporation writes (purchases) an option, an amount equal to the premium received (paid) by the Corporation is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Corporation on the next business day. Cash deposits are placed in a registered money market fund. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At March 31, 2009, the Corporation had securities on loan of $22,345,392 and held cash collateral of $23,277,208. The Corporation is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 ) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30 a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Douglas G. Ober
Douglas G. Ober
Principal Executive Officer

Date	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Douglas G. Ober
Douglas G. Ober
Principal Executive Officer

Date	April 22, 2009

By	/s/ Maureen A. Jones
Maureen A. Jones
Principal Financial Officer

Date	April 22, 2009